Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000012091 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%	[1]
C000012091 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
C000012091 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
C000012091 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%	[1]
C000012091 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[1]
C000012091 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[2]
C000012091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1],[2]
C000012091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1],[2]
C000012091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[1],[2]
C000012091 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%	[1],[2]
C000012091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1],[2]
C000012092 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3],[4]
C000012092 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[3],[4]
C000012092 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3],[4]
C000012092 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[3],[4]
C000012092 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3],[4]
C000012092 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%	[3],[4]
C000012092 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%	[3]
C000012092 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000012092 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[3]
C000012092 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000012092 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000012092 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000012092 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)	[3]
C000037539 [Member] | Twenty One To 22 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000037539 [Member] | Nine To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000037539 [Member] | Eight To 9 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000037539 [Member] | Seven To 8 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000037539 [Member] | Six To 7 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000037539 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000037539 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[5]
C000037539 [Member] | Three to 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[5]
C000037539 [Member] | Two to 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[5]
C000037539 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%	[5]
C000037539 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[5],[6]
C000037539 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5],[6]
C000037539 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[5],[6]
C000037539 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%	[5],[6]
C000037539 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%	[5],[6]
C000037539 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[5],[6]
C000037540 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[7]
C000037540 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000037540 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
C000037540 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	91.40%	[7]
C000037540 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000037540 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[7],[8]
C000037540 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7],[8]
C000037540 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7],[8]
C000037540 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	44.50%	[7],[8]
C000037540 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%	[7],[8]
C000037540 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[7],[8]
C000037541 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[9]
C000037541 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[9]
C000037541 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[9]
C000037541 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[9]
C000037541 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%	[9]
C000037541 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9],[10]
C000037541 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[9],[10]
C000037541 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[9],[10]
C000037541 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[9],[10]
C000037541 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%	[9],[10]
C000037541 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[9],[10]
C000037542 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11],[12]
C000037542 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[11],[12]
C000037542 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11],[12]
C000037542 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[11],[12]
C000037542 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[11],[12]
C000037542 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%	[11],[12]
C000037542 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%	[12]
C000037542 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[12]
C000037542 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000037542 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000037543 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13],[14]
C000037543 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%	[13],[14]
C000037543 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13],[14]
C000037543 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[13],[14]
C000037543 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[13],[14]
C000037543 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%	[13],[14]
C000037543 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	73.60%	[13]
C000037543 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
C000037543 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[13]
C000037543 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000037543 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000037544 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[15]
C000037544 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[15]
C000037544 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[15]
C000037544 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[15]
C000037544 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[15]
C000037544 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	52.70%	[15]
C000037544 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[15]
C000037544 [Member] | Uniform Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	74.40%	[15]
C000037544 [Member] | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%	[15]
C000037544 [Member] | Federal Home Loan Mortgage Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[15]
C000037544 [Member] | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000046846 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[16]
C000046846 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000046846 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[16]
C000046846 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[16]
C000046846 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000046846 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[16],[17]
C000046846 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[16],[17]
C000046846 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[16],[17]
C000046846 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[16],[17]
C000046846 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[16],[17]
C000046846 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[16],[17]
C000080009 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[18]
C000080009 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[18]
C000080009 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[18]
C000080009 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[18],[19]
C000080009 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[18],[19]
C000080009 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[18],[19]
C000080009 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[18],[19]
C000080009 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[18],[19]
C000080009 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[18],[19]
C000080010 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[20],[21]
C000080010 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[20],[21]
C000080010 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20],[21],[22]
C000080010 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[20],[21]
C000080010 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[20],[21]
C000080010 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[20],[21]
C000080010 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	55.40%	[20],[21]
C000080010 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[20],[21]
C000080010 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[20],[21]
C000080010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%	[20]
C000080010 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[20]
C000080010 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20]
C000080010 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[20]
C000080010 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20],[22]
C000174365 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[23],[24]
C000174365 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[23],[24]
C000174365 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[23],[24]
C000174365 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[23],[24]
C000174365 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[23],[24]
C000174365 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[23],[24]
C000174365 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%	[23],[24]
C000174365 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[23],[24]
C000174365 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[23],[24]
C000174365 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.60%	[24]
C000174365 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[24]
C000174365 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[24]
C000174365 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[24]
C000174365 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[24]
C000174365 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.00%)	[24],[25]
C000182992 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[26]
C000182992 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[26]
C000182992 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[26]
C000182992 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[26]
C000182992 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%	[26]
C000182992 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[26],[27]
C000182992 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[26],[27]
C000182992 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%	[26],[27]
C000182992 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[26],[27]
C000182992 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[26],[27]
C000182992 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%	[26],[27]
C000182993 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[28]
C000182993 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[28]
C000182993 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[28]
C000182993 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%	[28]
C000182993 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[28]
C000182993 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[28],[29]
C000182993 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[28],[29]
C000182993 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[28],[29]
C000182993 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	72.10%	[28],[29]
C000182993 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[28],[29]
C000182993 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[28],[29]
C000189864 [Member] | Twenty One To 22 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30]
C000189864 [Member] | Nine To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[30]
C000189864 [Member] | Eight To 9 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30]
C000189864 [Member] | Seven To 8 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[30]
C000189864 [Member] | Six To 7 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[30]
C000189864 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[30]
C000189864 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[30]
C000189864 [Member] | Three to 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[30]
C000189864 [Member] | Two to 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[30]
C000189864 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[30]
C000189864 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[30],[31]
C000189864 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30],[31]
C000189864 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[30],[31]
C000189864 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%	[30],[31]
C000189864 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%	[30],[31]
C000189864 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[30],[31]
C000189865 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[32]
C000189865 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[32]
C000189865 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[32]
C000189865 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[32]
C000189865 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%	[32]
C000189865 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[32],[33]
C000189865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[32],[33]
C000189865 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[32],[33]
C000189865 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[32],[33]
C000189865 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[32],[33]
C000189865 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[32],[33]
C000201167 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[34],[35]
C000201167 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[34],[35]
C000201167 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[34],[35]
C000201167 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[34],[35]
C000201167 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[34],[35]
C000201167 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[34],[35]
C000201167 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.00%	[35]
C000201167 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[35]
C000201167 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[35]
C000201167 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[35]
C000201167 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[35]
C000201167 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)	[35]
C000219898 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[36],[37]
C000219898 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[36],[37]
C000219898 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[36],[37]
C000219898 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[36],[37]
C000219898 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[36],[37]
C000219898 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	44.50%	[36],[37]
C000219898 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[36],[37]
C000219898 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[36],[37]
C000219898 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%	[37]
C000219898 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[37]
C000219898 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%	[37]
C000219898 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[37]
C000219898 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[37]
C000219898 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.00%)	[37],[38]
C000267414 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[39],[40]
C000267414 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[39],[40]
C000267414 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[39],[40],[41]
C000267414 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[39],[40]
C000267414 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[39],[40]
C000267414 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[39],[40]
C000267414 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	45.60%	[39],[40]
C000267414 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[39],[40]
C000267414 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[39],[40]
C000267414 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%	[40]
C000267414 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[40]
C000267414 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[40]
C000267414 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[40]
C000267414 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[40]
C000267414 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[40]
C000269746 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%	[42]
C000269746 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%	[42]
C000269746 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[42],[43]
C000269746 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[42],[43]
C000269746 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[42],[43]
C000269746 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[42],[43]
C000269746 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%	[42],[43]

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.
[4]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Excludes money market funds.
[6]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Excludes money market funds.
[8]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes money market funds.
[10]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[11]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	Excludes money market funds.
[16]	Excludes money market funds.
[17]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[18]	Excludes money market funds.
[19]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[20]	Excludes money market funds.
[21]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[22]	Rounds to less than 0.1%.
[23]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[24]	Excludes money market funds.
[25]	Rounds to greater than (0.1)%.
[26]	Excludes money market funds.
[27]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[28]	Excludes money market funds.
[29]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[30]	Excludes money market funds.
[31]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[32]	Excludes money market funds.
[33]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[34]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[35]	Excludes money market funds.
[36]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[37]	Excludes money market funds.
[38]	Rounds to greater than (0.1)%.
[39]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[40]	Excludes money market funds.
[41]	Rounds to less than 0.1%.
[42]	Excludes money market funds.
[43]
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.